Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information - FaZe Clan Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information [Line Items]
Number of Shares, Options Outstanding and Exercisable as of beginning balance	5,340,000
Weighted- Average Exercise Price Per Share, Options Outstanding and Exercisable as of beginning balance	$ 5
Weighted- Average Remaining Contractual Life in Years, Options Outstanding and Exercisable as of beginning balance	18 years 9 months 18 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding and Exercisable as of beginning balance
Number of Shares, Options Outstanding as of ending balance	8,576,098	5,340,000
Weighted- Average Exercise Price Per Share, Options Outstanding as of ending balance (in Dollars per share)	$ 1.23	$ 5
Weighted- Average Remaining Contractual Life in Years, Options Outstanding as of ending balance	10 years 9 months 29 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding as of ending balance	$ 138,479
Number of Shares, Options Outstanding and Exercisable as of ending balance	5,187,624
Weighted-Average Exercise Price Per Share Options Outstanding	$ 1.45
Weighted-Average Remaining Contractual Life in Years Options Outstanding	11 years 7 months 9 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding	$ 82,470
Number of Shares Options Granted	6,147,702
Weighted-Average Exercise Price Per Share Options Granted	$ 0.85
Number of Shares Options Exercised	(42,184)	(42,184)
Weighted-Average Exercise Price Per Share Options Exercised	$ 0.85
Number of Shares Options Forfeited/Cancelled	(387,421)
Weighted-Average Exercise Price Per Share Forfeited/Cancelled	$ 0.85
Number of Shares, Options Cancelled	(2,420,000)
Weighted- Average Exercise Price Per Share, Options Cancelled	$ 4.97
Number of Shares Options Expired	(61,999)
Weighted-Average Exercise Price Per Share Options Expired	$ 0.85